EXHIBIT 99.22

EdgeMAC Exception Report

TPR Firm:	EdgeMAC	Date Submitted:	4/12/2019
Client Name:	Verus	Report:	Exception Report
Client Project:	Verus 2019-2	Loans in report:	37

Report Date	Loan Number	Edge MAC ID	General Category	Exception	Exception ID	Date Exception Cured Waived Updated	Description of Clearance	Comments	Compensating Factors	Exception Status	Exception Category	Exception Event Level	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Initial Morningstar	Loan Initial SP	Loan Final	Loan Final Morningstar	Loan Final S&P	Credit Initial	Credit Initial Morningstar	Credit Initial S&P	Credit Final	Credit Final Morningstar	Credit Final S&P	Compliance Initial	Compliance Initial Morningstar	Compliance Initial S&P	Compliance Final	Compliance Final Morningstar	Compliance Final S&P	Property Initial	Property Initial Morningstar	Property Initial S&P	Property Final	Property Final Morningstar	Property Final S&P
4/12/2019	713639	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing Proof of receipt of initial Closing Disclosure (CD) in file dated xxxxxx reflecting a Closing Date of xxxxxx results in the below TRID Timing Violation. Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii)) The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	434	1/28/2019	Compliance condition cleared	//UPDATE 01/28/2019: Received Disclosure Tracking Details for xxxxxx initial CD which showed borrower viewed electronically xxxxxx. C/E was updated and the TRID timing failure was resolved.	Compensating Factors:
1. FICO of 796, 76 points above min FICO of 720 as required in the guidelines
2. DTI of 28.38%, 21.62% lower than the max DTI of 50% as required in the guidelines
3. LTV of 74.977%, 5.023% lower than the max LTV of 80.00%
									4. Reserves of 5 months after closing; only 3 months are required in the guidelines	Cleared	Compliance	EG1	1/23/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713639	xxxxxx	Compliance - Regulatory Compliance	//UPDATE 01/28/2019: Received xxxxxx Disclosure Tracking Reasons (LE) for Changed Circumstance for loan amount reduction. However, the loan still failed the TRID zero fee tolerance (12 CFR 1026.19(e)(3)(i)). The Lender Credits were reduced on the Loan Estimate dated xxxxxx ($962.00) and Closing Disclosure dated xxxxxx ($961.65) without a Valid Change of Circumstance resulting in the aforementioned TRID tolerance violation. The total tolerance violation was $1.35.This loan failed TRID zero fee tolerance. Lender Credits were reduced on Loan Estimate dated xxxxxx without a Valid Change of Circumstance resulting in the below TRID tolerance violation. Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - 1 This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($961.65) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,100.00). Total tolerance violation $138.35.	435	1/29/2019	Compliance condition cleared	//UPDATE 01/29/2019: Received 09/21/2018 Disclosure Tracking Reasons for change of circumstance as a result of a lower loan amount and lock. C/E was updated and the TRID zero fee tolerance issue was resolved.

//UPDATE 01/28/2019: Received xxxxxx Disclosure Tracking Reasons (LE) for Changed Circumstance for loan amount reduction. However, the loan still failed the TRID zero fee tolerance (12 CFR §1026.19(e)(3)(i)). The Lender Credits were reduced on the Loan Estimate dated xxxxxx ($962.00) and Closing Disclosure dated xxxxxx ($961.65) without a Valid Change of Circumstance resulting in the aforementioned TRID tolerance violation. The total tolerance violation was $1.35.	Compensating Factors:
1. FICO of 796, 76 points above min FICO of 720 as required in the guidelines
2. DTI of 28.38%, 21.62% lower than the max DTI of 50% as required in the guidelines
3. LTV of 74.977%, 5.023% lower than the max LTV of 80.00%
									4. Reserves of 5 months after closing; only 3 months are required in the guidelines	Cleared	Compliance	EG1	1/23/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713639	xxxxxx	Compliance - Regulatory Compliance	Homeownership Counseling Notices in file are dated xxxxxx, which is outside the 3 day disclosure requirement. Need Proof Homeownership Counseling Notice was issued within 3 business days of application date of xxxxxx.	436	1/28/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 796, 76 points above min FICO of 720 as required in the guidelines
2. DTI of 28.38%, 21.62% lower than the max DTI of 50% as required in the guidelines
3. LTV of 74.977%, 5.023% lower than the max LTV of 80.00%
									4. Reserves of 5 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	1/23/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713639	xxxxxx	Compliance - Regulatory Compliance	Adjustable Rate Mortgage Disclosure (ARM) is in file, however, it is dated xxxxxx which is outside the 3 day disclosure requirement. Need proof issued within 3 days of application date of xxxxxx.	452	1/28/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 796, 76 points above min FICO of 720 as required in the guidelines
2. DTI of 28.38%, 21.62% lower than the max DTI of 50% as required in the guidelines
3. LTV of 74.977%, 5.023% lower than the max LTV of 80.00%
									4. Reserves of 5 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	1/23/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713639	xxxxxx	Compliance - Regulatory Compliance	Missing the following Federal and/or State specific disclosures: Privacy Policy and Notice of Special Flood Hazard signed by borrower.	453	1/28/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 796, 76 points above min FICO of 720 as required in the guidelines
2. DTI of 28.38%, 21.62% lower than the max DTI of 50% as required in the guidelines
3. LTV of 74.977%, 5.023% lower than the max LTV of 80.00%
									4. Reserves of 5 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	1/23/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	719002	xxxxxx							Compensating Factor: 1. 21.58% DTI; 28.42 less than guidelines DTI requirement of 50.00%	Closed			2/7/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG1	A	A	EG1	A	A	EG1	A	CA	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	Missing Seller's Closing Disclosure and/or Final Settlement Statement to confirm Seller Paid Fees. If Seller Paid Fees exist, need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting All Seller Paid Fees.	127	12/7/2018	Compliance condition cleared	12/6/2018: Loan is purchase transaction - No seller paid fees disclosed on borrower's CD. This is consider material without additional documentation that seller paid zero fees. HUD does not reference any seller paid fees. Cleared	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Cleared	Compliance	EG1	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	Missing copy of Walls In Homeowner's Insurance Policy to confirm Monthly Escrow amount as reflected on line G01 on Closing Disclosure dated xxxxxx. Unable to confirm accurate escrow payment on line G01, ETIA on page 1 and Property Costs Over Year 1 on page 4.	128	12/6/2018	Compliance condition cleared	12/6/2018; Received HOI dec page	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Cleared	Compliance	EG1	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	UPDATED 12/6/2018: Received copy of HOI dec page showing annual premium of $3,691.95. Escrow calculation / Project payments in underdisclosed by $.67/month, Lender chose to waive conditionThe loan contains errors within one or more TRID disclosure. Escrowed Property Taxes Monthly Amount reflected on line G03 of Closing Disclosure dated xxxxxx is inaccurate. Monthly amount reflects $741.00 per month, however, according to the Tax Information Sheet in file the Monthly Property Taxes are xxxxxx per month. This inaccuracy also affects the ETIA on page 1 and Property Costs Over Year 1 on page 4. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate Monthly Escrow, ETIA and Property Costs Over Year 1.	130	12/10/2018	Compliance conditions cured by satisfactory remediation docs/re-disclosures	12/10 - received revised PCCD, LOE and proof of delivery. Cleared as EV2	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Cleared	Compliance	EG2	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	Missing fully completed and signed CA Domestic Partnership Addendum to Uniform Residential Loan Application. The California Statement of Interest Addendum to Residential Mortgage Loan Application in file does not have a box marked and is not fully executed.	131	12/7/2018	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Waived	Compliance	EG2	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing Proof of receipt of Loan Estimate dated xxxxxx results in the below TRID Timing Violation.Revised Loan Estimate Timing Requirements - xxxxxx - 2This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR 1026.19(e)(4)(ii))The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:?"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under 1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under 1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under 1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required 1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.	132	12/6/2018	Compliance condition cleared	12/6/2018: received proof of edisclosure, re-ran CE and receive a pass on TRID delivery timing. Cleared	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Cleared	Compliance	EG1	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing Proof of Receipt of Initial Closing Disclosure in file dated xxxxxx results in the below TRID Timing Violation.Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	133	12/6/2018	Compliance condition cleared	12/6/2018; received edisclosure history showing initial CD delivered xxxxxx electronically and viewed by borrower on xxxxxx	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Cleared	Compliance	EG1	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716185	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID zero fee tolerance. Missing proof of receipt of the LE dated xxxxxx and CD dated xxxxxx renders the Changed Circumstance for increase in Loan Amount as Invalid and results in the below TRID Tolerance Violations. Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $255.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $255.00.	134	12/6/2018	Compliance condition cleared	12/6/18: received proof of edelivery for xxxxxx LE and xxxxxx CD, loan no longer fails TRID tolerance. Cleared	Compensating Factors: 1. FICO 743, 43 points greater than guidelines requirement of 700. 2. DTI of 32.09%, 17.91% less than guidelines maximum DTI of 50.00%	Cleared	Compliance	EG1	12/5/2018	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	715968	xxxxxx	Property - Collateral	No appraisal/valuation was located in the file; unable to calculate LTV/CLTV.	110	12/17/2018	Property condition cleared	A full appraisal/valuation has been added to the file; able to calculate LTV/CLTV.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Cleared	Property	EG1	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: eDisclosure Consent for the co-borrower xxxxxx.	116	12/14/2018	Waived/Exception Granted	Client has elected to waive exception.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Waived	Compliance	EG2	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Lender's Privacy Policy.	117	12/14/2018	Waived/Exception Granted	Client has elected to waive exception.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Waived	Compliance	EG2	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - General Underwriting Guideline Violation	Exception due to seller concession > 2% on investment property.Compensating Factors: 1 Co borrower will have excess funds in reserves higher than min required.2 Variance is 1% a minor difference	119	12/4/2018	Waived/Exception Granted	12/4 - Current seller concession is 3%; Client elects to waive guideline requirement with compensating factors	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Waived	Credit	EG2	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - General Underwriting Guideline Violation	Exception due to < 70% of all units in project have been sold or under contract.Compensating Factors: 1 No single entity owns more than 15% of units 2 No existing litigation 3 No delinquent HOA dues	120	12/4/2018	Waived/Exception Granted	12/4 - presales is 58.21% (227 out of 390); Client elects to waive guideline requirement with compensating factors.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Waived	Credit	EG2	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - General Underwriting Guideline Violation	Exception due to condo budget does not meet FNMA requirements.Compensating Factors 1 No single entity owns more than 15% of units 2 No existing litigation 3 No delinquent HOA dues	121	12/4/2018	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Waived	Credit	EG2	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - General Underwriting Guideline Violation	Exception due to master condo policy has no replacement costs, Fidelity Bond Coverage does not show any Management Agent coverage, and total coverage does not meet program guidelines of requiring full replacement costs.Compensating Factors: 1 No single entity owns more than 15% of units 2 Coverage is enough to cover all 390 units	122	12/4/2018	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Waived	Credit	EG2	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - Credit	Missing credit report for xxxxxx and xxxxxx. Subject to additional applicable documentations and review. Debt to income ratio is subject to recalculation. // UPDATE 12/17 Received credit reports without credit scores. Missing credit reports for xxxxxx and xxxxxx with credit scores used to qualify. Debt to income ratio is subject to recalculation.	125	12/21/2018	Credit condition cleared	12/21 Received credit reports with scores.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Cleared	Credit	EG1	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - Income and Assets	Missing pages 16 and 18 of signed lease agreement for property at xxxxxx. /// UPDATE 1/3/2019: Received pg 16 and 18 for a different lease. The serial number at the bottom of page 16 and 18 do not match the serial number on each page of the lease agreement for xxxxxx.	129	1/15/2019	Credit condition cleared	1/3 Rec'd missing pages of the lease.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Cleared	Credit	EG1	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715968	xxxxxx	Credit - General Underwriting Guideline Violation	Missing final Closing Disclosure reflecting cash to close, payment terms (PITIA) for loan on the following property: xxxxxx. Subject to recalculation of debt ratios. // UPDATE xxxxxx Received CD for subject property, xxxxxx. Missing final Closing Disclosure reflecting cash to close, payment terms (PITIA) for loan on the following property: xxxxxx. Subject to recalculation of debt ratios.	136	4/11/2019	Credit condition cleared	12/4 Received final CD for said property. //Other unit reflected on Master Condo Dec Page.	Compensating factors 1. Over $2 million in reserves after closing 2. DTI of 43.02%, 6.98% less than guidelines maximum of 50.00%	Cleared	Credit	EG1	12/4/2018	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715540	xxxxxx	Property - Collateral	Missing appraisal report. No appraisal/valuation was located in the file; unable to calculate LTV/CLTV.	58	11/27/2018	Property condition cleared	Appraisal dated xxxxxx has been added to the file.	Compensating Factors: 1. DTI of 8.167%, 41% lower than the max DTI of 50% as required in the guidelines 2. Reserves of 87 months after closing; only 3 months are required in the guidelines	Cleared	Property	EG1	11/21/2018	Second Home	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715540	xxxxxx	Compliance - Regulatory Compliance	CHARM Booklet is in file, however, it is dated xxxxxx which is outside the 3 day disclosure requirement. Need proof the CHARM Booklet was issued to consumer within 3 business days of application date of xxxxxx.(EV2)	68	11/26/2018	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. DTI of 8.167%, 41% lower than the max DTI of 50% as required in the guidelines 2. Reserves of 87 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	11/21/2018	Second Home	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715540	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Closing Disclosure in file dated xxxxxx is missing the Seller paid fees according to the HUD-1 in file. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery to borrower reflecting all Seller paid fees.(EV3)	71	12/6/2018	Compliance condition cleared	12/6/2018, reviewed purchase contract, appears seller is not paying any of the borrower responsible closing costs. Cleared	Compensating Factors: 1. DTI of 8.167%, 41% lower than the max DTI of 50% as required in the guidelines 2. Reserves of 87 months after closing; only 3 months are required in the guidelines	Cleared	Compliance	EG1	11/21/2018	Second Home	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715540	xxxxxx	Compliance - Regulatory Compliance	UPDATE 12/3/2018: re-reviewed xxxxxx PCCD, appears borrowers signed on xxxxxx, need explanation from lender for signature pre-dating issuance date of PCCD. Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated xxxxxx. (EV3)	72	12/4/2018	Compliance condition cleared	Rec'd explanation that borrower dated PCCD in error - cleared.	Compensating Factors: 1. DTI of 8.167%, 41% lower than the max DTI of 50% as required in the guidelines 2. Reserves of 87 months after closing; only 3 months are required in the guidelines	Cleared	Compliance	EG1	11/21/2018	Second Home	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	715540	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing proof of receipt of Initial Closing Disclosure in file dated xxxxxx results in the below TRID Timing violation: Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation. (EV3)	75	11/27/2018	Compliance condition cleared	11/27/2018: reviewed edisclosure summary and cleared condition	Compensating Factors: 1. DTI of 8.167%, 41% lower than the max DTI of 50% as required in the guidelines 2. Reserves of 87 months after closing; only 3 months are required in the guidelines	Cleared	Compliance	EG1	11/21/2018	Second Home	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	713868	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing Proof of receipt of initial Closing Disclosure (CD) in file dated xxxxxx reflecting a Closing Date of xxxxxx results in the below TRID Timing Violation. Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii)) The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.	451	1/29/2019	Compliance condition cleared	//UPDATE 01/29/2019: Received print screen which showed xxxxxx CD was viewed by borrower xxxxxx. C/E was updated and the TRID timing issue was resolved.	Compensating Factors:
1. FICO of 710, 70 points above min FICO of 640 as required in the guidelines
2. DTI of 27.79%, 22.21% lower than the max DTI of 50% as required in the guidelines
									3. Reserves of 10 months after closing; only 3 months are required in the guidelines	Cleared	Compliance	EG1	1/25/2019	Primary Residence	FL	xxxxxx	Refinance - rate and term	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713868	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. On CD issued xxxxxx, under the Estimated Taxes, Insurance and Assessments section on page one, This estimate includes, Other is missing a description of the other assessments that are not in escrow. Need Post Consummation CD with a description of the other assessments that are not in escrow and explanation letter to borrower with proof of method of delivery of all to borrower.	455	1/29/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 710, 70 points above min FICO of 640 as required in the guidelines
2. DTI of 27.79%, 22.21% lower than the max DTI of 50% as required in the guidelines
									3. Reserves of 10 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	1/25/2019	Primary Residence	FL	xxxxxx	Refinance - rate and term	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713868	xxxxxx	Compliance - Regulatory Compliance	Adjustable Rate Mortgage Disclosure (ARM) is in file, however, it is dated or date stamped xxxxxx which is outside the 3 day disclosure requirement. Need proof issued within 3 days of change from Fixed to Adjustable Rate. Initial Closing Disclosure dated xxxxxx reflects a change from Fixed to Adjustable Rate Mortgage.	456	1/29/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 710, 70 points above min FICO of 640 as required in the guidelines
2. DTI of 27.79%, 22.21% lower than the max DTI of 50% as required in the guidelines
									3. Reserves of 10 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	1/25/2019	Primary Residence	FL	xxxxxx	Refinance - rate and term	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	713868	xxxxxx	Compliance - Regulatory Compliance	Consumer handbook on adjustable rate mortgages (CHARM) booklet is in file, however, it is dated or date stamped xxxxxx and there is no cover letter that identifies the CHARM booklet was provided within 3 business days of change from Fixed to Adjustable Rate Mortgage. Initial Closing Disclosure dated xxxxxx reflects change to Adjustable Rate Mortgage.	457	1/29/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 710, 70 points above min FICO of 640 as required in the guidelines
2. DTI of 27.79%, 22.21% lower than the max DTI of 50% as required in the guidelines
									3. Reserves of 10 months after closing; only 3 months are required in the guidelines	Waived	Compliance	EG2	1/25/2019	Primary Residence	FL	xxxxxx	Refinance - rate and term	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	716174	xxxxxx	Credit - Insurance and Title	Missing copy of Declarations page of Master Insurance policy for subject property. Hazard insurance company must have an acceptable risk rating. Subject to recalculation of debt ratios. Declarations page must list client as loss payee, borrowers name and subject unit #. // UPDATE 12/11 Received HO-6 insurance for two other properties already in file. Missing copy of Declarations page of Master Condo Insurance policy for subject property. Subject to recalculation of debt ratios. Declarations page must list client as loss payee, borrowers name and subject unit #.	168	12/18/2018	Credit condition cleared	Received corrected master policy/HO6 Policy.	Compensating Factors: 1. LTV of 65.00%, 5% lower than the max LTV of 70% 2. DTI of 22.92%, 27% lower than the max DTI of 50% as required in the guidelines	Cleared	Credit	EG1	12/10/2018	Investment Property	GA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	716174	xxxxxx	Credit - General Underwriting Guideline Violation	Missing valid Visa for Borrower. Subject to review and additional conditions.	169	12/18/2018	Credit condition cleared	12/18 Received Visa.	Compensating Factors: 1. LTV of 65.00%, 5% lower than the max LTV of 70% 2. DTI of 22.92%, 27% lower than the max DTI of 50% as required in the guidelines	Cleared	Credit	EG1	12/10/2018	Investment Property	GA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	716174	xxxxxx	Credit - General Underwriting Guideline Violation	Missing Note and final settlement statement for concurrent refinances of the following properties: xxxxxx. Subject to recalculation of debt ratios.	171	12/11/2018	Credit condition cleared	12/11 Rec'd HUD / CD and Note for properties.	Compensating Factors: 1. LTV of 65.00%, 5% lower than the max LTV of 70% 2. DTI of 22.92%, 27% lower than the max DTI of 50% as required in the guidelines	Cleared	Credit	EG1	12/10/2018	Investment Property	GA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	716187	xxxxxx	Credit - General Underwriting Guideline Violation	Missing valid Visa for Borrower. Subject to review and additional conditions.	170	12/18/2018	Credit condition cleared	12/18 Visa received. Cleared.	Compensating Factors: 1. LTV of 65.00%, 5% lower than the max LTV of 70% 2. DTI of 22.92%, 27% lower than the max DTI of 50% as required in the guidelines	Cleared	Credit	EG1	12/10/2018	Investment Property	GA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	716187	xxxxxx	Credit - General Underwriting Guideline Violation	Missing Note and final settlement statement for concurrent refinances of the following properties: xxxxxx. If insurance and HOA are not escrowed, will require evidence of Insurance and HOA payments for xxxxxx. Subject to recalculation of debt ratios. // UPDATE xxxxxx Received Note and CD for property at xxxxxx. Missing Note, final settlement statement, and HOA payment for xxxxxx property. Subject to recalculation of debt ratios. // UPDATE xxxxxx Received Note and CD for property at xxxxxx. Missing HOA monthly payment documentation for xxxxxx property. Subject to recalculation of debt ratios.	175	4/11/2019	Credit condition cleared	12/14 Received appraisal for HOA doc; xxxxxx received Note & HUD for 1106 and 1512.	Compensating Factors: 1. LTV of 65.00%, 5% lower than the max LTV of 70% 2. DTI of 22.92%, 27% lower than the max DTI of 50% as required in the guidelines	Cleared	Credit	EG1	12/10/2018	Investment Property	GA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	715789	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing initial Closing Disclosure with proof issued at least 3 days prior to consummation, resulting in the below TRID timing violation. Unable to complete regulatory compliance check and TRID monitoring. Loan Application date is xxxxxx and the initial LE was issued xxxxxx. (EV3)Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	92	12/4/2018	Compliance condition cleared	Re ran CE with edisclosure history provided by lender and loan passed TRID delivery timing. Cleared	Compensating Factors:
1. DTI of 42.59%, 7% lower than the max DTI of 50% as required in the guidelines

2. LTV of 45.113%, 24% lower than the max LTV of 70%

3. Reserves of 39 months after closing; only 3 months are required in the guidelines

									4. Good mortgage payment history with 0x30x33 months	Cleared	Compliance	EG1	11/27/2018	Primary Residence	NJ	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	715789	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID zero fee tolerance. On Loan Estimate (LE) in file dated xxxxxx the Lender Credits decreased without a Change of Circumstance, resulting in the below TRID tolerance violation. (EV3)Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - 1This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,800.00). The total tolerance violation is $1,500.00.	93	12/7/2018	Compliance condition cleared	12/7, received CoC for valid decrease in lender credit. Cleared	Compensating Factors:
1. DTI of 42.59%, 7% lower than the max DTI of 50% as required in the guidelines

2. LTV of 45.113%, 24% lower than the max LTV of 70%

3. Reserves of 39 months after closing; only 3 months are required in the guidelines

									4. Good mortgage payment history with 0x30x33 months	Cleared	Compliance	EG1	11/27/2018	Primary Residence	NJ	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	715789	xxxxxx	Compliance - Regulatory Compliance	The ARM disclosure is in file, however it was issued outside of the 3 business days requirement. (EV2)	96	12/4/2018	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. DTI of 42.59%, 7% lower than the max DTI of 50% as required in the guidelines

2. LTV of 45.113%, 24% lower than the max LTV of 70%

3. Reserves of 39 months after closing; only 3 months are required in the guidelines

									4. Good mortgage payment history with 0x30x33 months	Waived	Compliance	EG2	11/27/2018	Primary Residence	NJ	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	715789	xxxxxx	Compliance - Regulatory Compliance	The Home Loan Toolkit and CHARM booklet are both in file, however they were issued outside of the 3 business day requirement, (EV2)	97	12/4/2018	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. DTI of 42.59%, 7% lower than the max DTI of 50% as required in the guidelines

2. LTV of 45.113%, 24% lower than the max LTV of 70%

3. Reserves of 39 months after closing; only 3 months are required in the guidelines

									4. Good mortgage payment history with 0x30x33 months	Waived	Compliance	EG2	11/27/2018	Primary Residence	NJ	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717350	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. On CD issued xxxxxx, under the Closing Information section on page one, the Settlement Agent name is different than the Settlement Agent name under Contact Information on page 5. Need Post Consummation CD with the Settlement Agent's name under Closing Information section on page one to match the Settlement Agent's name under Contact Information on page 5, and explanation letter to borrower with proof of method of delivery of all to borrower.	251	1/11/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1 >3 Years in business 2 DTI is 7% below max 3 22 months of reserves 4 Residual income $3,300	Waived	Compliance	EG2	1/9/2019	Primary Residence	MD	xxxxxx	Refinance - rate and term	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717350	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: MD Homeowner's Certification of Principal Residence and MD Office of Finance, Treasury Division Finance Affidavit.	253	1/11/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1 >3 Years in business 2 DTI is 7% below max 3 22 months of reserves 4 Residual income $3,300	Waived	Compliance	EG2	1/9/2019	Primary Residence	MD	xxxxxx	Refinance - rate and term	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717346	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Missing Lender's Signed Explanation for Closing Disclosure in file with no Date Issued and missing key data elements, however, not marked as "DRAFT" or "PRELIMINARY".	224	1/9/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. Reserves of 46 months after closing; only 3 months are required in the guidelines
2. Self-employed for 10 years
3. DTI of 10.021%, 39.97% lower than the max DTI of 50% as required in the guidelines
									4. LTV of 80.00%, 5.00% lower than the max LTV of 85.00%	Waived	Compliance	EG2	1/8/2019	Primary Residence	NC	xxxxxx	Purchase	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717346	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Closing Disclosure in file dated xxxxxx is missing the Seller's Information on Page 1. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting full Seller Information on Page 1.	272	1/9/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. Reserves of 46 months after closing; only 3 months are required in the guidelines
2. Self-employed for 10 years
3. DTI of 10.021%, 39.97% lower than the max DTI of 50% as required in the guidelines
									4. LTV of 80.00%, 5.00% lower than the max LTV of 85.00%	Waived	Compliance	EG2	1/8/2019	Primary Residence	NC	xxxxxx	Purchase	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717131	xxxxxx	Property - Collateral	Appraiser has not signed the Signature Page. Appraisal signature required.	205	2/8/2019	Property condition cleared	2/8 Received signed appraisal.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Property	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Compliance - Regulatory Compliance	UPDATE 01/10/2019: The Seller's CD indicates that they are contributing towards the borrower's total closings (J), however the borrower's CD does not reflecting the same, or any amount paid by the seller. In this case, the creditor did not disclose in good faith by failing to disclose the true cost of the transaction. Under section 1026.38(t)(5)(v)(B), the "information required to be disclosed by paragraphs (f) and (g) of this section with respect to costs paid by the consumer may be left blank on the disclosure provided to the seller." Sections (f) and (g) cover the closing costs on page 2. There is no provision for omitting the seller-paid costs from the disclosure provided to the buyer.This is considered a material condition (EV3). Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated xxxxxx is missing All of the Seller Paid fees according to the Seller's Closing Disclosure in file dated xxxxxx. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	223	2/14/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	UPDATE 02/14/2019: Received PC CD with borrower explanation letter and proof of mailing, reflecting all seller paid fees per xxxxxx CD.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Compliance	EG2	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing proof of consumer's receipt of Initial Closing Disclosure provided reflecting a Date Issued of xxxxxx and a Closing Date of xxxxxx results in the below TRID timing violation. Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing/settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing/settlement date if no consummation date is provided, of the transaction. The creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	231	1/10/2019	Compliance condition cleared	UPDATE 01/10/2019: Received xxxxxx initial CD which showed borrower esigned xxxxxx. Re-ran C/E, which cleared the TRID timing issue.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Compliance	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Compliance - Regulatory Compliance	The file is missing the legal description attached as Exhibit A. The Mortgage in file reflects "See Legal Description Attached Hereto and made a Part Hereof as "Exhibit A".", however, legal description is missing. Need full copy of Mortgage inclusive of legal description and all riders.//UPDATE 01/17/2019: A recorded mortgage was referenced in the response; however, the recorded mortgage was not provided. Please upload recorded mortgage for review.	232	1/22/2019	Compliance condition cleared	1/22 Rec'd recorded mortgage. //UPDATE 01/17/2019: A recorded mortgage was referenced in the response; however, the recorded mortgage was not provided. Please upload recorded mortgage for review.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Compliance	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Compliance - Regulatory Compliance	Missing the following Federal and/or State specific disclosures: Privacy Policy from Lender and MI Homestead Waiver Rider to Mortgage.	234	1/10/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Waived	Compliance	EG2	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated xxxxxx contains inaccurate ETIA on page 1 and Estimated Property Costs over Year 1 on page 4. ETIA on Page one should reflect $908.58 Total. Property Tax Monthly amount is xxxxxx Insurance Monthly amount is $171.25. Estimated Property Costs over Year 1 would then be $10,902.96. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate ETIA and Estimated Property Costs over Year 1.	235	1/15/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATE 01/15/2019: Received PC CD reflecting correct ETIA on page 1, Estimated Property Costs over Year 1 on pg. 4, and hazard and tax monthly figures in Section G reserves on pg. 2. Also, received borrower letter with proof of mailing.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Compliance	EG2	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Credit - Income and Assets	Missing Use of Funds letter from CPA regarding use of business assets in xxxxxx Business checking, account ending 2243 and the impact, if any, it would have on the borrower's business. Business assets were used for EMD.	269	2/7/2019	Credit condition cleared	2/7 Guidelines dated 03/15/2018; page 85; Section 7.3 Acceptable Assets for Funds Needed to Close; item 7. Short on reserves without EMD	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Credit	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Credit - Income and Assets	Missing verification of self-employment within 30 calendar days prior to the Note Date for Borrower. CPA letter is dated xxxxxx and Note is dated xxxxxx; 31 days.	271	4/11/2019	Credit condition cleared	Used xxxxxx Guidelines - SELF EMPLOYED VOE ok within 120 days of note. Client does not specify verbal verification of employment.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Credit	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Credit - General Underwriting Guideline Violation	Missing source of the following large deposits into borrower's xxxxxx account ending xxxxxx8759: $26,000.00 on xxxxxx, $10,000.00 on xxxxxx, $12,000.00 on xxxxxx, $10,000.00 on xxxxxx. Debt to income ratio subject to recalculation. // UPDATED 1/15 Missing source of the following large deposits into borrower's xxxxxx account ending xxxxxx8759: $26,000.00 on xxxxxx. Debt to income ratio subject to recalculation.	274	2/1/2019	Credit condition cleared	2/1 Received invoice and LOE. 1/15 Updated condition based on Client clarification on large deposits.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Credit	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Compliance - Regulatory Compliance	The loan contains error with one or more TRID disclosure. The initial Loan Estimate dated xxxxxx discloses a total lender credit of $5404, however at time of lock and issuance of the xxxxxx revised LE, the lender credit decreased to $1219 without proof of a valid Change of Circumstance. Need proof of valid change of circumstance, or lender to cure TRID tolerance violation of $4,185.10 and provide copy of refund, letter of explanation to borrower, proof of delivery and copy of refund check to borrower	276	1/15/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATE 01/15/2019: Received xxxxxx Disclosure tracking Reasons/Change of Circumstance which documented the loan lock on the xxxxxx LE.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Compliance	EG2	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Credit - Credit	Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: xxxxxx dated xxxxxx.	291	1/14/2019	Credit condition cleared	1/14 Rec'd LOE	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Cleared	Credit	EG1	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Credit - Income and Assets	Exception granted by client due to use of business funds for closing ($5,000 EMD) without a CPA letter stating use of business funds will not have a negative impact on the business vs program requirement to obtain a CPA letter stating use of business funds will not have a negative impact on the business. Reserves are 5.879 months vs program requirement of 6 months.Compensating Factors:1. Credit score is 592, 12 points > program requirement of 580 2. Mortgage history has been paid as agreed since a 30-day late xxxxxx (19 months) 3. Borrower has 9 active accounts (1 Installment, 8 revolving) currently paid as agreed with one 30-day late on a revolving account xxxxxx 4. Borrower has been self-employed for the past 6 years	537	2/7/2019	Waived/Exception Granted	2/7 Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Waived	Credit	EG2	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717131	xxxxxx	Credit - General Underwriting Guideline Violation	Exception granted by Client due to reserves are 5.879 months vs program requirement of 6 months.Compensating Factors:1. Credit score is 592, 12 points > program requirement of 580 2. Mortgage history has been paid as agreed since a 30-day late xxxxxx (19 months) 3. Borrower has 9 active accounts (1 Installment, 8 revolving) currently paid as agreed with one 30-day late on a revolving account xxxxxx 4. Borrower has been self-employed for the past 6 years	556	2/12/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. FICO of 592, 12 points above min FICO of 580 as required in the guidelines 2. Self-employed for 6 years	Waived	Credit	EG2	1/8/2019	Primary Residence	MI	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	718197	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence purchase price was amended due to seller contribution greater than 2% max allowed for Investment property. Actual seller contribution is xxxxxx (3.13%).	441	2/12/2019	Credit condition cleared	2/12/19 Guidelines 10/19/18; Section 10.1; page 100; Purchase transaction; Investment property max 2% seller contribution; actual contribution is xxxxxx (3.13%).	Compensating Factors: 1. DTI of 19.537%, 30.463% lower than the max DTI of 50% as required in the guidelines 2. 3+ years self-employed	Cleared	Credit	EG1	1/23/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	718197	xxxxxx	Credit - General Underwriting Guideline Violation	ADDED xxxxxx: LTV of 70.799% exceeds max allowed 70% LTV for foreign borrowers per guideline requirement xxxxxx.	548	2/14/2019	Credit condition cleared	Added xxxxxx: Guideline 10/19/18; pg 18; section 2.2; Allowable LTV max; Loans with one or more foreign borrowers limited to 70% LTV *** Exception approval received - new exception launched and waived ***	Compensating Factors: 1. DTI of 19.537%, 30.463% lower than the max DTI of 50% as required in the guidelines 2. 3+ years self-employed	Cleared	Credit	EG1	1/23/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	718197	xxxxxx	Credit - General Underwriting Guideline Violation	LTV is 70.799% vs program maximum LTV of 70% for foreign Borrowers.Compensating Factors:1) 17.158% DTI; 32.842% less than 50% program maximum2) 3 years self-employment for borrower3) 8 years self-employment for co-borrower	576	2/14/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. DTI of 19.537%, 30.463% lower than the max DTI of 50% as required in the guidelines 2. 3+ years self-employed	Waived	Credit	EG2	1/23/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	717348	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence condo project is approved warrantable.	270	1/9/2019	Credit condition cleared	1/9: Condo approval received.	Compensating Factors:
1. Reserves of 69 months after closing
2. DTI of 41.81%, 8.19% lower than the max DTI of 50% as required in the guidelines
3. LTV of 75.00%, 5.00% lower than the max LTV of 80.00%
									4. FICO of 764, 84 points above min FICO of 680 as required in the guidelines"	Cleared	Credit	EG1	1/7/2019	Investment Property	NY	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	719687	xxxxxx	Compliance - Regulatory Compliance	//UPDATE 02/20/2019: Finance charge was under disclosed by $125.00, because the $125.00 Title - Signing Service Fee was not identified as a finance charge at time of doc draw. Please see the ComplianceEase report, page 7 in the Amount Financed section, for the finance charge breakdown which includes the finance charge fees. This is the finance charge calculation: $764,102.52 Total Interest + $5,075.64 Total Finance Charge Fees + $0.00 MI = $769,178.16 Finance Charge. Federal TILA This loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $769,178.16. The disclosed finance charge of $769,053.16 is not considered accurate because it is understated by more than $100.00. Total under disclosed amount is -$125.00.	581	2/21/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATE 02/21/2019: Received $125.00 finance charge refund check, PC CD, borrower letter, and proof of mailing.C/E updated and the finance charge under disclosure issue was resolved.	Compensating Factors:
1. LTV of 69.42%, 10.58% lower than the max LTV of 80%
2. DTI of 28.05%, 21.95% lower than the max DTI of 50% as required in the guidelines
3. Reserves of 34 months after closing; only 4 months are required in the guidelines
									4. Self-employed 5 years	Cleared	Compliance	EG2	2/15/2019	Primary Residence	CO	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	719687	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing proof of receipt of Initial Closing Disclosure (CD) received by consumer at least 3 business days prior to consummation date of xxxxxx results in the below TRID Timing Violation.Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	582	2/20/2019	Compliance condition cleared	//UPDATE 02/20/2019: Received xxxxxx initial CD esigned by borrowers xxxxxx. Updated C/E and TRID timing issue resolved.	Compensating Factors:
1. LTV of 69.42%, 10.58% lower than the max LTV of 80%
2. DTI of 28.05%, 21.95% lower than the max DTI of 50% as required in the guidelines
3. Reserves of 34 months after closing; only 4 months are required in the guidelines
									4. Self-employed 5 years	Cleared	Compliance	EG1	2/15/2019	Primary Residence	CO	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	719687	xxxxxx	Credit - General Underwriting Guideline Violation	Client Approved Exception: Credit Score of 580 vs loan program guidelines requirement of 620.Compensating Factors:1. LTV of 69.42%, 10.58% lower than the max LTV of 80% 2. DTI of 28.05%, 21.95% lower than the max DTI of 50% as required in the guidelines 3. Reserves of 34 months after closing; only 4 months are required in the guidelines 4. Self-employed 5 years	584	2/19/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
1. LTV of 69.42%, 10.58% lower than the max LTV of 80%
2. DTI of 28.05%, 21.95% lower than the max DTI of 50% as required in the guidelines
3. Reserves of 34 months after closing; only 4 months are required in the guidelines
									4. Self-employed 5 years	Waived	Credit	EG2	2/15/2019	Primary Residence	CO	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717783	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.	374	1/22/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. Reserves of 31 months, including cash out proceeds, after closing and reserve requirement in the guidelines
2. DTI of 36.84%, 13.16% lower than the max DTI of 50% as required in the guidelines
3. LTV of 68.55%, 11.45% lower than the max LTV of 80.00%
									4. 15 years Self-employed	Waived	Compliance	EG2	1/18/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717783	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing proof of receipt of Initial Closing Disclosure (CD) received by consumer at least 3 business days prior to consummation date of xxxxxx results in the below TRID timing violation.Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	375	1/22/2019	Compliance condition cleared	//UPDATE 01/22/2019: Received Disclosure Tracking to show xxxxxx initial CD was received same date. C/E updated and TRID timing issue cleared.	Compensating Factors:
1. Reserves of 31 months, including cash out proceeds, after closing and reserve requirement in the guidelines
2. DTI of 36.84%, 13.16% lower than the max DTI of 50% as required in the guidelines
3. LTV of 68.55%, 11.45% lower than the max LTV of 80.00%
									4. 15 years Self-employed	Cleared	Compliance	EG1	1/18/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717783	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID zero fee tolerance. On the Loan Estimate (LE) in file dated xxxxxx the "Appraisal Fee" increased from $450.00 to $715.00 without a Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $265.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $125.00, which was not enough to reimburse the consumer the amount by which the tolerances were exceeded, $265.00. Your resulting, total tolerance violation is -$140.00	376	1/22/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATE 01/22/2019: Received PC CD with borrower letter, proof of delivery, and check copy to show $140.00 reibursed to the borrower. C/E updated and TRID zero fee tolerance fail was cleared.	Compensating Factors:
1. Reserves of 31 months, including cash out proceeds, after closing and reserve requirement in the guidelines
2. DTI of 36.84%, 13.16% lower than the max DTI of 50% as required in the guidelines
3. LTV of 68.55%, 11.45% lower than the max LTV of 80.00%
									4. 15 years Self-employed	Cleared	Compliance	EG2	1/18/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717783	xxxxxx	Property - Collateral	Missing copy of appraiser's license and E&O Policy.	388	1/23/2019	Property condition cleared	See Client Guidelines - 10/19/2018 ph 115-116; received appraisers E&O Policy; online search for appraiser's license.	Compensating Factors:
1. Reserves of 31 months, including cash out proceeds, after closing and reserve requirement in the guidelines
2. DTI of 36.84%, 13.16% lower than the max DTI of 50% as required in the guidelines
3. LTV of 68.55%, 11.45% lower than the max LTV of 80.00%
									4. 15 years Self-employed	Cleared	Property	EG1	1/18/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717783	xxxxxx	Credit - Income and Assets	Missing signed lease agreement for xxxxxx property. Not located in file. Subject to recalculation of debt ratios.	396	1/23/2019	Credit condition cleared	1/23 Rec'd 3 months rent checks for xxxxxx. 3 payments rcvd and verified. Missing lease agreement. See page 75 of xxxxxx guidelines.	Compensating Factors:
1. Reserves of 31 months, including cash out proceeds, after closing and reserve requirement in the guidelines
2. DTI of 36.84%, 13.16% lower than the max DTI of 50% as required in the guidelines
3. LTV of 68.55%, 11.45% lower than the max LTV of 80.00%
									4. 15 years Self-employed	Cleared	Credit	EG1	1/18/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	717783	xxxxxx	Credit - Credit	Client Approved Exception for loan modification completed 2011 with a forgiven balance of $xxxxxx on second lien. Compensating Factors: 1. Low LTV 68.548% 2. Low DTI 24.420% 3. 37 months reserves	482	1/24/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
1. Reserves of 31 months, including cash out proceeds, after closing and reserve requirement in the guidelines
2. DTI of 36.84%, 13.16% lower than the max DTI of 50% as required in the guidelines
3. LTV of 68.55%, 11.45% lower than the max LTV of 80.00%
									4. 15 years Self-employed	Waived	Credit	EG2	1/18/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	720466	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.	624	2/28/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. 11.218% DTI, 38.782% less than guidelines DTI maximum of 50.00%. 2. 660 FICO, 40 points greater than guidelines FICO minimum of 620.	Waived	Compliance	EG2	2/27/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720466	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. Missing proof of receipt of Initial Closing Disclosure (CD) received by consumer at least 3 business days prior to consummation date of xxxxxx results in the below TRID Timing Violation.Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	626	2/28/2019	Compliance condition cleared	//UPDATE 02/28/2019: Received xxxxxx CD esigned by borrower on xxxxxx. C/E updated and TRID timing issue was resolved.	Compensating Factors: 1. 11.218% DTI, 38.782% less than guidelines DTI maximum of 50.00%. 2. 660 FICO, 40 points greater than guidelines FICO minimum of 620.	Cleared	Compliance	EG1	2/27/2019	Primary Residence	FL	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	719390	xxxxxx	Credit - General Underwriting Guideline Violation	Client Approved Exception: HOA budget shows 3.52% for capital reserves vs program requirement that the homeowner association's current annual budget must include an allowance for capital reserves of not less than 5% of the total expenditures included in such budget.Compensating Factors:1. Low DTI = 36.53% DTI, 13.47% less than guidelines DTI maximum of 50.00% 2. Low LTV = 55.00% LTV, 15% less than guidelines LTV maximum of 70.00% 3. +30 Years Self Employed	560	2/13/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. Low DTI = 36.53% DTI, 13.47% less than guidelines DTI maximum of 50.00% 2. Low LTV = 55.00% LTV, 15% less than guidelines LTV maximum of 70.00% 3. +30 Years Self Employed	Waived	Credit	EG2	2/13/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	719390	xxxxxx	Credit - Insurance and Title	Missing Master Insurance Binder reflecting borrower as additional insured. Insurance binder in file reflects xxxxxx, as the borrower for xxxxxx.	566	2/20/2019	Credit condition cleared	2/20 Received updated master policy. Guideline xxxxxx; pg 133; section 13.2; item b.	Compensating Factors: 1. Low DTI = 36.53% DTI, 13.47% less than guidelines DTI maximum of 50.00% 2. Low LTV = 55.00% LTV, 15% less than guidelines LTV maximum of 70.00% 3. +30 Years Self Employed	Cleared	Credit	EG1	2/13/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	717344	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure(s) in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".	185	1/9/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating factors:
1. DTI of 5.304% is 44.696% less than guideline maximum of 50%.
2. Credit score of 665 is 45 points greater than guideline minimum of 620.
									3. Reserves of $28,744.31 (8.9 months) are $12,600.16 greater than guideline minimum of $16,144.15 (5 months).	Waived	Compliance	EG2	1/4/2019	Primary Residence	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717344	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated xxxxxx is missing all of the Seller Paid fees according to the xxxxxx Settlement Statement in file dated xxxxxx. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.	188	1/9/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating factors:
1. DTI of 5.304% is 44.696% less than guideline maximum of 50%.
2. Credit score of 665 is 45 points greater than guideline minimum of 620.
									3. Reserves of $28,744.31 (8.9 months) are $12,600.16 greater than guideline minimum of $16,144.15 (5 months).	Waived	Compliance	EG2	1/4/2019	Primary Residence	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717344	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID timing of disclosures. The initial Closing Disclosure delivery date is xxxxxx, less than six business days before the consummation date of xxxxxx, resulting in the below TRID timing violation.Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	190	1/9/2019	Compliance condition cleared	UPDATE 01/09/2019: In receipt of xxxxxx initial CD esigned by borrower xxxxxx. Re-ran C/E and TRID issue cleared.	Compensating factors:
1. DTI of 5.304% is 44.696% less than guideline maximum of 50%.
2. Credit score of 665 is 45 points greater than guideline minimum of 620.
									3. Reserves of $28,744.31 (8.9 months) are $12,600.16 greater than guideline minimum of $16,144.15 (5 months).	Cleared	Compliance	EG1	1/4/2019	Primary Residence	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717344	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Lender's Privacy Policy.	192	1/9/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating factors:
1. DTI of 5.304% is 44.696% less than guideline maximum of 50%.
2. Credit score of 665 is 45 points greater than guideline minimum of 620.
									3. Reserves of $28,744.31 (8.9 months) are $12,600.16 greater than guideline minimum of $16,144.15 (5 months).	Waived	Compliance	EG2	1/4/2019	Primary Residence	FL	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720862	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. On CD issued xxxxxx, under the Closing Information section on page one, the Settlement Agent name is different than the Settlement Agent name under Contact Information on page 5. Need Post Consummation CD with the Settlement Agent's name under Closing Information section on page one to match the Settlement Agent's name under Contact Information on page 5, and explanation letter to borrower with proof of method of delivery of all to borrower.	705	3/13/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. 11 years as self employed. 2. 10 years with same employer. 3. 26 months reserves, 23 months greater than program guidelines 3 months minimum reserves requirement.	Waived	Compliance	EG2	3/11/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720862	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated xxxxxx do not match the Seller Paid fees on the Final Settlement Statement in file dated xxxxxx. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.	706	3/13/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. 11 years as self employed. 2. 10 years with same employer. 3. 26 months reserves, 23 months greater than program guidelines 3 months minimum reserves requirement.	Waived	Compliance	EG2	3/11/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717762	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID zero fee tolerance. On the initial Closing Disclosure in file dated xxxxxx the "Title - Courier Fee" increased and the "Title - Recording Service Fee" was added without a Change of Circumstance, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $113.36.	301	1/22/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATE 01/22/2019: Received PC CD, reimbursement check, borrower letter explaining reason for check, and proof of delivery. Updated C/E and loan passed the reimbursement test.	Compensating Factors: 1. Primary borrower’s has over 9 years as self employed. 2. Fico 656. 16 points over minimum guidelines requirement of 640.	Cleared	Compliance	EG2	1/14/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	717762	xxxxxx	Compliance - Regulatory Compliance	Borrowers Intent to Proceed is in file, however, it is not signed. Please provide the signed Intent to Proceed form or alternative documentation proving the borrowers intent to proceed prior to imposing any fee as required by 1026.19(e)(2)(i)(A)	302	1/22/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. Primary borrower’s has over 9 years as self employed. 2. Fico 656. 16 points over minimum guidelines requirement of 640.	Waived	Compliance	EG2	1/14/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720577	xxxxxx	Credit - Insurance and Title	Missing satisfactory evidence of hazard insurance for subject property.	663	4/11/2019	Credit condition cleared	Rcvd Estimated Replacement Cost Calc. Rcvd LOE from Ins. Confirming Mortgagee spelling corrected.	Compensating Factors: 1. 36.32% DTI, 13.68% less than guidelines DTI maximum of 50.00% 2. Borrower has been the xxxxxx of a company for the past 7 years.	Cleared	Credit	EG1	3/5/2019	Investment Property	FL	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	720577	xxxxxx	Credit - General Underwriting Guideline Violation	Client Approved Exception: The subject loan was previously closed on a Balloon Note dated xxxxxx with a due date of xxxxxx. Exception is to allow the borrowers to close prior to owning the subject property for three months vs guidelines program requirement that one borrowers must have owned the subject property throughout the 3 months period preceding the Date of the loan. Compensating Factors: 1. 36.32% DTI, 13.68% less than guidelines DTI maximum of 50.00%. 2. Borrower has been the xxxxxx of a company for the past 7 years.	674	3/5/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 36.32% DTI, 13.68% less than guidelines DTI maximum of 50.00% 2. Borrower has been the xxxxxx of a company for the past 7 years.	Waived	Credit	EG2	3/5/2019	Investment Property	FL	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	720577	xxxxxx	Credit - General Underwriting Guideline Violation	Client Approved Exception: To allow vesting in LLC vs guidelines program requirement that vesting must be held in the name of the borrowers. Compensating Factors: 1. 36.32% DTI, 13.68% less than guidelines DTI maximum of 50.00%. 2. Borrower has been the xxxxxx of a company for the past 7 years.	675	3/5/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 36.32% DTI, 13.68% less than guidelines DTI maximum of 50.00% 2. Borrower has been the xxxxxx of a company for the past 7 years.	Waived	Credit	EG2	3/5/2019	Investment Property	FL	xxxxxx	Refinance - rate and term	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	718971	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of loan approval and final settlement statement reflecting cash to close and PITIA. RE: concurrent purchase property at xxxxxx; client loan xxxxxx. Subject to recalculation of debt ratios and assets.	519	2/7/2019	Credit condition cleared	2/7 Received approval. Property closing concurrently and purchased with cash out proceeds.	Compensating Factors:
1. DTI of 34.91%, 15.09% lower than the max DTI of 50% as required in the guidelines
2. LTV of 53.398%, 16.602% lower than the max LTV of 70%
3. Self-employed for 13+ years
									4. Reserves 5 months after closing and reserves requirement were met	Cleared	Credit	EG1	2/4/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	718971	xxxxxx	Credit - General Underwriting Guideline Violation	Minimum requirements for non-warrantable condo project was not met. HOA Questionnaire reflected the following: - YES: Units offered for monthly, weekly or daily rentals, - YES: unit subject to fees on transfer that are a payable. - Unanswered: Single person owns more than 15% of units.	527	2/26/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
1. DTI of 34.91%, 15.09% lower than the max DTI of 50% as required in the guidelines
2. LTV of 53.398%, 16.602% lower than the max LTV of 70%
3. Self-employed for 13+ years
									4. Reserves 5 months after closing and reserves requirement were met	Waived	Credit	EG2	2/4/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	718971	xxxxxx	Credit - General Underwriting Guideline Violation	Client Approved Exception; Non-Warrantable Condo Project did not meet added requirements. 1) Units offered for monthly, weekly or daily rentals (not allowed by client), 2) Subject to transfer fees of $250 paid to community management (not allowed by client) and 3) Investor concentration = 80%, exceeds the max 50% allowed. Compensating Factors: 1. Condo Project Established 2006 (+13 years)2. No pending litigation 3. Low LTV 53.398% <16.602% of max 70% allowed.	614	2/26/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors:
1. DTI of 34.91%, 15.09% lower than the max DTI of 50% as required in the guidelines
2. LTV of 53.398%, 16.602% lower than the max LTV of 70%
3. Self-employed for 13+ years
									4. Reserves 5 months after closing and reserves requirement were met	Waived	Credit	EG2	2/4/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	720576	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Lender's Privacy Policy and SC Mortgage Broker Fee Agreement for Financial Services.	681	3/7/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. FICO 773, 93 points greater than guidelines minimum FICO requirement of 680. 2. 19.910%, 30.09% less than guidelines maximum DTI requirement of 50.00%	Waived	Compliance	EG2	3/6/2019	Primary Residence	SC	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720576	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure(s) in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".	682	3/12/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. FICO 773, 93 points greater than guidelines minimum FICO requirement of 680. 2. 19.910%, 30.09% less than guidelines maximum DTI requirement of 50.00%	Waived	Compliance	EG2	3/6/2019	Primary Residence	SC	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720576	xxxxxx	Compliance - Regulatory Compliance	//UPDATE 03/22/2019: How is it that xxxxxx being xxxxxx in house title satisfactorily address the Title - CPL issue? If the fee were a pass-through to xxxxxx, then a Lender's attestation to this fact or a copy of the final ALTA showing the fee ultimately was paid to xxxxxx would be required, in order to be reconsidered as part of the 10% tolerance test. If the fee was borrower-chosen, then a new PCCD with the fee moved to Section C with borrower letter and proof of mailing would be needed for compliance re-testing. //UPDATE 03/07/2019: Received xxxxxx Change of Circumstance addressing the broker fee change. Based on this information, the total TRID violation was reduced to $80.00. The xxxxxx final CD reflected a Lender Credit in the amount of $75.00; therefore, the remaining total TRID violation is $5.00 (the Title CPL fee per the initial LE was $30.00, when the xxxxxx final CD stated the Title - CPL fee increased to $35.00 and is a Section B - Services Borrower Did Not Shop For fee). This loan failed TRID zero fee tolerance. On the revised Loan Estimate (LE) in file dated xxxxxx the "Broker Fee" increased from the initial amount of $4,615.00 to $4,704.90 without a valid Change of Circumstance. Also on the initial Closing Disclosure (CD) in file dated xxxxxx the "Appraisal Fee" increased from the initial amount of $450.00 to $475.00, the "Reinspection Fee" increased from the initial amount to $150.00 to $200.00, and the "CPL (Closing Protection Letter)" fee increased from the initial amount of $30.00 to $35.00, all without a valid Change of Circumstance, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $169.90.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $75.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $169.90. The total tolerance violation is -$94.90.	686	3/28/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATE 03/28/2019: Received PC CD with evidence $80.00 refunded to borrower, borrower letter, and proof of mailing.	Compensating Factors: 1. FICO 773, 93 points greater than guidelines minimum FICO requirement of 680. 2. 19.910%, 30.09% less than guidelines maximum DTI requirement of 50.00%	Cleared	Compliance	EG2	3/6/2019	Primary Residence	SC	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720135	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure and Lender's Privacy Policy.	611	2/25/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. 19 months reserves vs 3 months guidelines reserves requirement. 2. 38.40% DTI, 11.60% less than guidelines DTI maximum of 50.00%	Waived	Compliance	EG2	2/25/2019	Primary Residence	CO	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	719875	xxxxxx	Credit - General Underwriting Guideline Violation	Missing signed final HUD 1 Settlement Statement.	622	3/1/2019	Credit condition cleared	3/1 Final Settlement Statement received.	Compensating Factors:
1. FICO of 761, 81 points above min FICO of 680 as required in the guidelines
2. LTV of 70%, 5% lower than the max LTV of 75%
3. Reserves of 14 months after closing; only 3 months plus 2 months for other investment properties are required in the guidelines
									4. 21 years of self employed	Cleared	Credit	EG1	2/26/2019	Investment Property	CA	xxxxxx	Refinance - cash out	Not covered / exempt	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	720174	xxxxxx	Compliance - Regulatory Compliance	Missing the following required Federal and/or State Disclosures: eDisclosure Consent.	651	3/6/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. Reserves of 21 months after closing; only 3 months are required in the guidelines
2. DTI of 31.06%, 18.94% lower than the max DTI of 50% as required in the guidelines
									3. LTV of 50%, 20% lower than the max LTV of 70%	Waived	Compliance	EG2	3/4/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG2	B	CB	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	720174	xxxxxx	Credit - General Underwriting Guideline Violation	Missing evidence of PPP buyout reducing from 3 year PPP to 12 months. Lock in file does not indicate pricing adjustments due to PPP.	656	3/6/2019	Credit condition cleared	Lock Screen Shot Received - Confirms PPP rate adj.	Compensating Factors:
1. Reserves of 21 months after closing; only 3 months are required in the guidelines
2. DTI of 31.06%, 18.94% lower than the max DTI of 50% as required in the guidelines
									3. LTV of 50%, 20% lower than the max LTV of 70%	Cleared	Credit	EG1	3/4/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG2	B	CB	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	720174	xxxxxx	Property - Collateral	Missing complete appraisal with photographs of full xxxxxx. Appraisal report in file contains, 1 photo of the 1/2 xxxxxx.	662	3/13/2019	Property condition cleared	3/13 Received updated appraisal.	Compensating Factors:
1. Reserves of 21 months after closing; only 3 months are required in the guidelines
2. DTI of 31.06%, 18.94% lower than the max DTI of 50% as required in the guidelines
									3. LTV of 50%, 20% lower than the max LTV of 70%	Cleared	Property	EG1	3/4/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG2	B	CB	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG3	C	VC	EG1	A	VA
4/12/2019	721242	xxxxxx	Compliance - Regulatory Compliance	This loan failed TRID zero fee tolerance. Appraisal Re-inspection Fee was added on Loan Estimate dated xxxxxx without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - xxxxxx - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $274.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $74.00, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $274.00.	748	3/18/2019	Compliance condition cleared	//UPDATE 03/18/2019: Received xxxxxx Disclosure Tracking form documenting change of circumstance affecting eligibility due to inspection fee for xxxxxx and xxxxxx as required per CA code.	Compensating Factors:
1. FICO of 663, 43 points above min FICO of 620 as required in the guidelines
2. Reserves of 36 months after closing; only 3 months plus 2 months for other investment
3. DTI of 39.46%, 10.54% lower than the max DTI of 50% as required in the guidelines
									4. LTV of 40.931%, 14.069% lower than the max LTV of 65%	Cleared	Compliance	EG1	3/15/2019	Primary Residence	CA	xxxxxx	Refinance - cash out	Non-Qualified Mortgage	EG3	C	C	EG1	A	A	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	720864	xxxxxx	Credit - General Underwriting Guideline Violation	Client Approved Exception: Funds from the borrowers foreign bank account were transferred directly to the Title company escrow account vs program requirement that funds and securities in foreign accounts used for Down Payment and Closing Funds or Borrower Reserves, must be transferred, and in the case of securities, liquidated and be on deposit in a domestic bank account belonging to a borrower no later than ten days prior to the date of the loan. Compensating Factors:1. 32.66% DTI, 17.34% less than program guidelines maximum DTI of 50.00%. 2. 19 months reserves, 16 months greater than program guidelines 3 months requirement.	734	3/13/2019	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 32.66% DTI, 17.34% less than program guidelines maximum DTI of 50.00% 2. 19 months reserves, 16 months greater than program guidelines 3 months requirement.	Waived	Credit	EG2	3/13/2019	Investment Property	FL	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	721407	xxxxxx	Compliance - Regulatory Compliance	The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated xxxxxx ($16,559.81) do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated xxxxxx ($15,507.41). Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.	767	3/21/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 652, 12 points above min FICO of 640 as required in the guidelines
2. DTI of 33.31%, 16.69% lower than the max DTI of 50% as required in the guidelines
3. LTV of 70.00%, 15.000% lower than the max LTV of 85%
									4. 15 years of self employment	Waived	Compliance	EG2	3/20/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	721407	xxxxxx	Compliance - Regulatory Compliance	Missing appraisal invoice to confirm Appraisal Fee of $495.00 as reflected on Final Closing Disclosure dated xxxxxx.	768	3/26/2019	Compliance condition cleared	//UPDATE 03/26/2019: Received Valuation Partners invoice which showed $495.00 due and matches final CD; appraisal order date xxxxxx and initial application date xxxxxx.	Compensating Factors:
1. FICO of 652, 12 points above min FICO of 640 as required in the guidelines
2. DTI of 33.31%, 16.69% lower than the max DTI of 50% as required in the guidelines
3. LTV of 70.00%, 15.000% lower than the max LTV of 85%
									4. 15 years of self employment	Cleared	Compliance	EG1	3/20/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	721407	xxxxxx	Compliance - Regulatory Compliance	Missing the following Federal and/or State specific disclosures: Loan Options Disclosure/Anti-Steering Options Disclosure.	769	3/20/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors:
1. FICO of 652, 12 points above min FICO of 640 as required in the guidelines
2. DTI of 33.31%, 16.69% lower than the max DTI of 50% as required in the guidelines
3. LTV of 70.00%, 15.000% lower than the max LTV of 85%
									4. 15 years of self employment	Waived	Compliance	EG2	3/20/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	721407	xxxxxx	Credit - Income and Assets	Missing verification of continuously self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.	775	3/21/2019	Credit condition cleared	3/21 Received California Secretary of State printout.	Compensating Factors:
1. FICO of 652, 12 points above min FICO of 640 as required in the guidelines
2. DTI of 33.31%, 16.69% lower than the max DTI of 50% as required in the guidelines
3. LTV of 70.00%, 15.000% lower than the max LTV of 85%
									4. 15 years of self employment	Cleared	Credit	EG1	3/20/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	721407	xxxxxx	Credit - Income and Assets	Missing additional 2 months consecutive asset statement verifying additional liquid assets at minimum $12,987.77 needed for cash to close. Final Seller's Statement for sale of xxxxxx reflects borrower is 50% seller and business bank account funds can only be used for reserves. Subject to recalculation of assets.	777	3/26/2019	Credit condition cleared	Received Gift Funds Letter From xxxxxx. Gifting $14K from sale proceeds of joint sale of departing residence.	Compensating Factors:
1. FICO of 652, 12 points above min FICO of 640 as required in the guidelines
2. DTI of 33.31%, 16.69% lower than the max DTI of 50% as required in the guidelines
3. LTV of 70.00%, 15.000% lower than the max LTV of 85%
									4. 15 years of self employment	Cleared	Credit	EG1	3/20/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	721165	xxxxxx	Compliance - Regulatory Compliance	//UPDATE 03/15/2019: Received Disclosure Tracking Details; however, it does not show that the borrower acknowledged receipt of the initial CD dated xxxxxx. This loan failed TRID timing of disclosures. Missing proof of receipt of Initial Closing Disclosure (CD) received by consumer at least 3 business days prior to consummation date of xxxxxx results in the below TRID Timing Violation. Initial Closing Disclosure Timing Requirements - xxxxxx. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: ?"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or?"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.	724	3/21/2019	Compliance condition cleared	//UPDATE 03/21/2019: Received xxxxxx Disclosure Tracking which showed the initial CD dated xxxxxx was received by borrower xxxxxx.	Compensating Factors: 1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.41% DTI, 14.59% less than program guidelines maximum DTI of 50.00%	Cleared	Compliance	EG1	3/13/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG1	A	RA	EG3	C	VC	EG1	A	VA
4/12/2019	721165	xxxxxx	Credit - Income and Assets	Missing copy of gift letter documenting gift of equity in amount of $105,000.00. Must be signed by donor, specify the relationship and dollar amount of the gift and confirm no repayment is required.Compensating Factors:1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.32% DTI, 14.68% less than program guidelines maximum DTI of 50.00%	733	3/22/2019	Waived/Exception Granted	3/22 Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.41% DTI, 14.59% less than program guidelines maximum DTI of 50.00%	Waived	Credit	EG2	3/13/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG1	A	RA	EG3	C	VC	EG1	A	VA
4/12/2019	721165	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of 2nd appraisal due to non-arms length transaction.Compensating Factors:1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.32% DTI, 14.68% less than program guidelines maximum DTI of 50.00%	737	3/22/2019	Waived/Exception Granted	3/22 Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.41% DTI, 14.59% less than program guidelines maximum DTI of 50.00%	Waived	Credit	EG2	3/13/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG1	A	RA	EG3	C	VC	EG1	A	VA
4/12/2019	721165	xxxxxx	Credit - General Underwriting Guideline Violation	Missing copy of release and reconveyance for lien on property in amount of xxxxxx recorded xxxxxx. DOT appears on prelim and CD does not list as pay off.	739	3/15/2019	Credit condition cleared	received disbursements summery	Compensating Factors: 1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.41% DTI, 14.59% less than program guidelines maximum DTI of 50.00%	Cleared	Credit	EG1	3/13/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG1	A	RA	EG3	C	VC	EG1	A	VA
4/12/2019	721165	xxxxxx	Property - Collateral	ADDED 03/22: Missing drive-by second appraisal due to non-arms length transaction as per Client exception.	813	3/25/2019	Property condition cleared	Received drive-by appraisal	Compensating Factors: 1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.41% DTI, 14.59% less than program guidelines maximum DTI of 50.00%	Cleared	Property	EG1	3/13/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG1	A	RA	EG3	C	VC	EG1	A	VA
4/12/2019	721165	xxxxxx	Credit - General Underwriting Guideline Violation	Exception granted by client due to allowing one appraisal supported by a drive by second appraisal post-close and a CDA on an Non-Arm's Length transaction with gift of equity of $105,000 from xxxxxx (seller) and allowing gift of equity without a gift letter.Compensating Factors:1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.32% DTI, 14.68% less than program guidelines maximum DTI of 50.00%	814	3/22/2019	Waived/Exception Granted	3/22 Client elects to waive guideline requirement with compensating factors	Compensating Factors: 1. 740 FICO, 60 points greater than program guidelines minimum FICO of 680 2. 35.41% DTI, 14.59% less than program guidelines maximum DTI of 50.00%	Waived	Credit	EG2	3/13/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG2	B	B	EG3	C	CC	EG2	B	CB	EG3	C	RC	EG1	A	RA	EG3	C	VC	EG1	A	VA
4/12/2019	721980	xxxxxx	Compliance - Regulatory Compliance	//UPDATE 03/25/2019: 12 CFR 609.910 states eSign governs transactions relating to the conduct of business, consumer, or commercial affairs and that all parties to a transaction must agree before it can be used. In this case, eConsent was not received by all Guarantors. Please provide eConsent for Guarantor xxxxxx or Lender could choose to waive. //UPDATE 03/21/2019: Received eDisclosure Consent for Guarantor xxxxxx; however, still missing eDisclosure Consent for Guarantor xxxxxx. Missing the following required Federal and/or State Disclosures: eDisclosure Consent.	776	3/26/2019	Waived/Exception Granted	Client has elected to waive exception.	Compensating Factors: 1. 725 FICO, 105 points greater than program guidelines minimum FICO of 620 2. 33.58% DTI, 16.42% less than program guidelines maximum DTI of 50.00%	Waived	Compliance	EG2	3/20/2019	Investment Property	FL	xxxxxx	Refinance - cash out	Not covered / exempt	EG2	B	B	EG2	B	B	EG1	A	CA	EG1	A	CA	EG2	B	RB	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	720720	xxxxxx	Compliance - Regulatory Compliance	The Security Deed in file dated xxxxxx reflects vesting as "xxxxxx," however, Limited Warranty Deed in file dated xxxxxx reflects "xxxxxx."	704	4/5/2019	Compliance conditions cured by satisfactory remediation docs/re-disclosures	//UPDATED 04/05/2019: Received Corrective Limited Warranty Deed adding vesting xxxxxx. The short form final title policy was issued showing vesting as xxxxxx which matches the security instrument. Also in file is the Closing Protection Letter and signed Closing Instructioins, indicating vesting to be xxxxxx.	Compensating Factors: 1. 39.65% DTi, 10.35% less than program guidelines maximum DTI of 50.00%. 2. 14 months reserves, 11 months greater than program guidelines 3 months reserves requirement.	Cleared	Compliance	EG2	3/11/2019	Investment Property	GA	xxxxxx	Purchase	Not covered / exempt	EG3	C	C	EG2	B	B	EG1	A	CA	EG1	A	CA	EG3	C	RC	EG2	B	RB	EG1	A	VA	EG1	A	VA
4/12/2019	721970	xxxxxx	Credit - Income and Assets	Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.	800	3/27/2019	Credit condition cleared	xxxxxx Law Schedule 2 year 2018 & 2017 comparison. State Bar License Search	Compensating Factors: 1. 36.87% DTI, 13.13% less than program guidelines maximum DTI of 50.00% 2. FICO 669, 89 points greater than program guidelines minimum FICO of 580	Cleared	Credit	EG1	3/21/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA
4/12/2019	721970	xxxxxx	Credit - Income and Assets	Missing current paystub or a fully executed written verification of employment for co-borrower. Debt to income ratio is subject to recalculation.	801	3/22/2019	Credit condition cleared	3/22 Received paystub and complete VOE	Compensating Factors: 1. 36.87% DTI, 13.13% less than program guidelines maximum DTI of 50.00% 2. FICO 669, 89 points greater than program guidelines minimum FICO of 580	Cleared	Credit	EG1	3/21/2019	Primary Residence	CA	xxxxxx	Purchase	Non-Qualified Mortgage	EG3	C	C	EG1	A	A	EG3	C	CC	EG1	A	CA	EG1	A	RA	EG1	A	RA	EG1	A	VA	EG1	A	VA